Convertible Notes Payable - Schedule of Convertible Notes Payable (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Convertible Notes Payable [Abstract]
Total convertible notes payable	¥ 109,119,912	$ 15,180,000